Document and Entity Information	Aug. 04, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2022
Entity Registrant Name	U.S. WELL SERVICES, INC.
Entity Central Index Key	0001670349
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38025
Entity Tax Identification Number	81-1847117
Entity Address, Address Line One	1360 Post Oak Boulevard
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	832
Local Phone Number	562-3730
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of each class	Common Stock (0.0001 par value)
Trading Symbol	USWS
Name of each exchange on which registered	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of each class	Warrants
Trading Symbol	USWSW
Name of each exchange on which registered	NASDAQ